OTHER FINANCIAL ITEMS (Tables)	6 Months Ended
Jun. 30, 2024
Other Financial Items [Abstract]
Schedule of other financial items, net
Other financial items, net comprise of the following items:

	Six months ended
(in thousands of $)	June 30, 2024	June 30, 2023
Change in allowance for expected credit losses	(214)	402
Other items	(1,202)	(1,492)
Total other financial items, net	(1,416)	(1,090)